FINANCIAL RISK MANAGEMENT - Disclosure of exposure to commodity price risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commodity price risk [Member]
Disclosure Of Commodity Price Risk For Financial Instruments [Line Items]
Copper increase/decrease by US$0.37/lb. (2019: US$0.28/lb.)	$ 9,542	$ 7,992